Net Interest Income - Summary of Interest Expense (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Interest costs [abstract]
Interest on deposits due to customers	₩ 1,906,858		₩ 2,486,523	₩ 3,424,441
Interest on borrowings	219,994		269,985	383,213
Interest on debentures	727,093		722,551	777,322
Other interest expense	47,647		36,964	89,002
Interest on lease liabilities	7,436		9,318	9,086
Total	₩ 2,909,028	$ 2,447,441	₩ 3,525,341	₩ 4,683,064